Stock-Based Compensation and Employee Stock Purchase Program - Summary of Activity Under Stock Incentive Plans (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Shares Subject to Outstanding, Beginning Balance	205,475	80,078	60,002
Shares Subject to Outstanding, Options Granted		158,000	26,021
Shares Subject to Outstanding, Options exercised		0	0
Shares Subject to Outstanding, Options Forfeited		(11,197)	(5,644)
Shares Subject to Outstanding, Options Expired	(13,964)	(21,406)	(301)
Shares Subject to Outstanding, Ending Balance	191,511	205,475	80,078
Shares Subject to Outstanding, Vested and expected to vest	177,989	188,554
Shares Subject to Outstanding, Exercisable	29,741	43,059
Weighted-Average Exercise Price Per Share, Outstanding Beginning Balance	$ 21	$ 85	$ 115
Weighted-Average Exercise Price Per Share, Options granted		3	6
Weighted-Average Exercise Price Per Share, Options exercised		0	0
Weighted-Average Exercise Price Per Share, Options forfeited		24	30
Weighted-Average Exercise Price Per Share, Options expired	98.37	129	121
Weighted Average Exercise Price Per Share, Outstanding Ending Balance	14.92	21	$ 85
Weighted Average Exercise Price Per Share, Vested and expected to vest	15.82	22
Weighted Average Exercise Price Per Share, Exercisable	$ 79.12	$ 86
Aggregate Intrinsic Value, Beginning Balance	$ 516,378	$ 0	$ 0
Aggregate Intrinsic Value, Options Granted		0	0
Aggregate Intrinsic Value, Options Exercised		0	0
Aggregate Intrinsic Value, Options Forfeited		397	39,062
Aggregate Intrinsic Value, Options Expired	0	0	0
Aggregate Intrinsic Value, Ending Balance	40,820	516,378	$ 0
Aggregate Intrinsic Value, Vested and expected to vest	37,420	463,513
Aggregate Intrinsic Value, Exercisable	$ 0	$ 9,533